UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     August 02, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $120,986 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108     3087    88500 SH       SOLE                    86500        0     2000
AMERICAN INDEPENDENCE CORP     COM NEW          026760405     1827   165656 SH       SOLE                   165656        0        0
ASSISTED LIVING CONCPT NEV N   CL A             04544X102     5270   494800 SH       SOLE                   480600        0    14200
B & G FOODS INC NEW            CL A             05508R106     1386   105000 SH       SOLE                   105000        0        0
BOULDER SPECIALTY BRANDS INC   Common           10153P108     7804   784300 SH       SOLE                   763500        0    20800
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     5006   261800 SH       SOLE                   255200        0     6600
CASTLE A M & CO                COM              148411101     2636    73400 SH       SOLE                    73400        0        0
CPI INTERNATIONAL INC          COM              12618M100     5105   257419 SH       SOLE                   251226        0     6193
DOMTAR CORP                    COM              257559104     2282   204510 SH       SOLE                   196210        0     8300
DTS INC                        COM              23335C101     3146   144522 SH       SOLE                   141122        0     3400
EMERITUS CORP                  COM              291005106     4132   133363 SH       SOLE                   133363        0        0
EXCEL TECHNOLOGY INC           COM              30067T103     2762    98852 SH       SOLE                    98852        0        0
FIVE STAR QUALITY CARE INC     COM              33832D106     1819   228000 SH       SOLE                   228000        0        0
FLOWSERVE CORP                 COM              34354P105     4501    62860 SH       SOLE                    61260        0     1600
FREEDOM ACQUISITION HLDGS IN   UNIT 12/28/2011  35645F202     6327   444000 SH       SOLE                   432400        0    11600
HARDINGE INC                   COM              412324303     2547    74859 SH       SOLE                    71259        0     3600
HAYNES INTERNATIONAL INC       COM NEW          420877201     5575    66035 SH       SOLE                    64385        0     1650
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     2033    99511 SH       SOLE                    99511        0        0
INFOCROSSING INC               COM              45664X109     5870   317800 SH       SOLE                   308100        0     9700
KAISER ALUMINUM CORP           COM PAR $0.01    483007704     2124    29150 SH       SOLE                    29150        0        0
PHI INC                        COM NON VTG      69336T205     4275   143497 SH       SOLE                   140797        0     2700
SALLY BEAUTY HLDGS INC         COM              79546E104     2516   279512 SH       SOLE                   273512        0     6000
SAPIENT CORP                   COM              803062108      433    56000 SH       SOLE                    56000        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     5804   161000 SH       SOLE                   157000        0     4000
STANLEY INC                    COM              854532108     8118   460700 SH       SOLE                   446700        0    14000
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     4195   210054 SH       SOLE                   204954        0     5100
TRAVELCENTERS OF AMERICA LLC   COM              894174101     3051    75437 SH       SOLE                    75437        0        0
VARIAN MED SYS INC             COM              92220P105     3843    90410 SH       SOLE                    87210        0     3200
WESTERN UN CO                  COM              959802109     5697   273481 SH       SOLE                   265081        0     8400
WYNDHAM WORLDWIDE CORP         COM              98310W108     7815   215533 SH       SOLE                   210833        0     4700